RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Balances with related parties:
Related party payables	$ 316	$ 350
Officer [Member]
Income statements:
Officers remuneration for employment and consulting	475	458
Stock based compensation	540	421
Balances with related parties:
Related party payables	285	319
Director [Member]
Income statements:
Directors’ who are not officers compensation	61	39
Stock based compensation	817	118
Balances with related parties:
Related party payables	$ 31	$ 31